EMPLOYEE BENEFITS OBLIGATIONS	12 Months Ended
Mar. 31, 2024
Disclosure of share-based payments arrangements [Abstract]
EMPLOYEE BENEFITS OBLIGATIONS	EMPLOYEE BENEFITS OBLIGATIONS
Defined benefit pension plans
The Company has three registered funded defined benefit pension plans in Canada (two for employees and one for designated executives) that provide benefits based on length of service and final average earnings. The Company also maintains a funded pension plan for employees in the United Kingdom that provides benefits based on similar provisions.

The Company’s annual contributions, to fund both benefits accruing in the year and deficits accumulated over prior years, and the plans’ financial position are determined based on actuarial valuations. Applicable pension legislations prescribe minimum funding requirements.

In addition, the Company maintains unfunded plans in Canada, United States and Germany that provide defined benefits based on length of service and final average earnings. These unfunded plans are the sole obligation of the Company, and there is no requirement to fund them. However, the Company is obligated to pay the benefits when they become due. As at March 31, 2024, the Company has issued letters of credit totalling $54.3 million (2023 – $56.5 million) to collateralize the obligations under the Canadian plans.

The funded plans are trustee administered funds. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies jointly with the Company and the board of trustees.
The employee benefits obligations are as follows:

	2024	2023
Funded defined benefit pension obligations	$476.3	$590.7
Fair value of plan assets	542.0	641.7
Funded defined benefit pension surplus – net	$(65.7)	$(51.0)
Unfunded defined benefit pension obligations	98.7	91.8
Employee benefits obligations - net	$33.0	$40.8
Employee benefit assets	$(65.7)	$(51.1)
Employee benefit obligations	$98.7	$91.9

Changes in funded defined benefit pension obligations and fair value of plan assets are as follows:

			2024			2023
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$585.5	$5.2	$590.7	$631.8	$6.9	$638.7
Current service cost	31.9	—	31.9	32.5	—	32.5
Interest cost	22.5	0.3	22.8	23.9	0.2	24.1
Past service cost	2.9	—	2.9	—	—	—
Actuarial loss (gain) arising from:
Experience adjustments	(3.0)	—	(3.0)	25.5	0.2	25.7
Economic assumptions	4.6	—	4.6	(102.8)	(1.8)	(104.6)
Demographic assumptions	—	(0.1)	(0.1)	2.6	(0.1)	2.5
Employee contributions	9.5	—	9.5	9.2	—	9.2
Pension benefits paid	(14.0)	(0.4)	(14.4)	(25.5)	(0.2)	(25.7)
Settlements	(168.9)	—	(168.9)	(11.7)	—	(11.7)
Net transfers	0.3	—	0.3	—	—	—
Foreign currency exchange differences	—	—	—	—	—	—
Pension obligations, end of year	$471.3	$5.0	$476.3	$585.5	$5.2	$590.7
Fair value of plan assets, beginning of year	$635.3	$6.4	$641.7	$617.1	$6.8	$623.9
Interest income	25.1	0.3	25.4	23.9	0.2	24.1
Return on plan assets, excluding amounts
included in interest income	18.2	0.3	18.5	(10.1)	(0.9)	(11.0)
Employer contributions	24.9	0.3	25.2	33.0	0.4	33.4
Employee contributions	9.5	—	9.5	9.2	—	9.2
Pension benefits paid	(14.0)	(0.4)	(14.4)	(25.5)	(0.2)	(25.7)
Settlements	(163.5)	—	(163.5)	(11.7)	—	(11.7)
Net transfers	0.3	—	0.3	—	—	—
Administrative costs	(0.8)	—	(0.8)	(0.6)	—	(0.6)
Foreign currency exchange differences	—	0.1	0.1	—	0.1	0.1
Fair value of plan assets, end of year	$535.0	$7.0	$542.0	$635.3	$6.4	$641.7

In June 2023, the Company entered into an annuity purchase transaction in which the pension obligations of $168.9 million associated with certain retired members of Canadian defined benefit pension plans were transferred to a third-party insurer, in exchange for a payment of $163.5 million from the pension plan assets.

Changes in unfunded defined benefit pension obligations are as follows:

			2024			2023
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$81.3	$10.5	$91.8	$82.6	$12.3	$94.9
Current service cost	3.9	1.3	5.2	4.1	1.0	5.1
Interest cost	3.9	0.5	4.4	3.0	0.3	3.3
Past service cost	—	—	—	—	0.2	0.2
Actuarial loss (gain) arising from:
Experience adjustments	(0.4)	0.4	—	5.5	(0.6)	4.9
Economic assumptions	0.5	0.5	1.0	(11.0)	(2.7)	(13.7)
Pension benefits paid	(3.0)	(0.7)	(3.7)	(2.9)	(0.6)	(3.5)
Foreign currency exchange differences	—	—	—	—	0.6	0.6
Pension obligations, end of year	$86.2	$12.5	$98.7	$81.3	$10.5	$91.8
Net pension cost is as follows:

			2024			2023
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$31.9	$—	$31.9	$32.5	$—	$32.5
Interest cost	22.5	0.3	22.8	23.9	0.2	24.1
Interest income	(25.1)	(0.3)	(25.4)	(23.9)	(0.2)	(24.1)
Past service cost	2.9	—	2.9	—	—	—
Settlement gain	(5.4)	—	(5.4)	—	—	—
Administrative cost	0.8	—	0.8	0.6	—	0.6
Net pension cost of funded plans	$27.6	$—	$27.6	$33.1	$—	$33.1
Unfunded plans
Current service cost	$3.9	$1.3	$5.2	$4.1	$1.0	$5.1
Interest cost	3.9	0.5	4.4	3.0	0.3	3.3
Past service cost	—	—	—	—	0.2	0.2
Net pension cost of unfunded plans	$7.8	$1.8	$9.6	$7.1	$1.5	$8.6
Total net pension cost	$35.4	$1.8	$37.2	$40.2	$1.5	$41.7

During the year ended March 31, 2024, pension costs of $18.1 million (2023 – $19.4 million) have been charged in cost of sales, $4.5 million (2023 – $5.8 million) in research and development expenses, $12.8 million (2023 – $8.4 million) in selling, general and administrative expenses, $3.2 million (2023 – nil) in restructuring, integration and acquisition costs, $1.8 million (2023 – $3.3 million) in finance expense, a gain of $0.4 million (2023 – costs of $1.6 million) in net income from discontinued operations and $2.6 million (2023 – $3.2 million) were capitalized.

As a result of an annuity purchase transaction, the Company recognized a settlement gain of $5.4 million, of which $5.2 million has been presented in other gains and losses and $0.2 million in net income from discontinued operations.

 Fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$35.0	$35.0	$—	$45.6	$45.6
Foreign	—	130.8	130.8	—	174.8	174.8
Bond funds
Government	—	117.4	117.4	—	133.3	133.3
Corporate	—	58.7	58.7	—	74.4	74.4
Private and property investments	—	180.9	180.9	—	191.7	191.7
Cash and cash equivalents	—	9.9	9.9	—	14.4	14.4
Other	—	2.3	2.3	—	1.1	1.1
Total Canadian plans	$—	$535.0	$535.0	$—	$635.3	$635.3
Foreign plans
Equity instruments	$2.5	$—	$2.5	$2.3	$—	$2.3
Debt instruments
Corporate	3.4	—	3.4	3.3	—	3.3
Other	—	1.1	1.1	—	0.8	0.8
Total Foreign plans	$5.9	$1.1	$7.0	$5.6	$0.8	$6.4
Total plans	$5.9	$536.1	$542.0	$5.6	$636.1	$641.7

As at March 31, 2024 and March 31, 2023, there were no common shares of the Company in the pension plan assets.
Significant assumptions (weighted average) used are as follows:

		Canadian		Foreign
	2024	2023	2024	2023
Pension obligations as at March 31:
Discount rate	5.00%	5.05%	4.43%	4.70%
Compensation rate increases	3.69%	3.66%	2.68%	2.54%
Net pension cost for years ended March 31:
Discount rate	5.05%	4.14%	4.70%	2.41%
Compensation rate increases	3.66%	3.65%	2.54%	2.66%

Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2024		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.8	22.4	26.3	25.0
Germany	Heubeck RT2018G	23.5	20.8	26.4	24.2
United Kingdom	S3PFA M CMI 2022	22.7	21.4	24.8	23.3
United States	CPM private tables	25.0	23.6	26.5	25.5

As at March 31, 2023		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.7	22.2	26.1	24.8
Germany	Heubeck RT2018G	23.4	20.6	26.3	24.0
United Kingdom	S2PxA CMI 2020	22.6	21.6	24.6	23.4
United States	CPM private tables	24.9	23.5	26.4	25.1

As at March 31, 2024, the weighted average duration of the defined benefit obligation is 18 years.

The impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2024 are as follows:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(21.4)	$(0.1)	$(2.4)	$(0.4)	$(24.3)
Decrease	22.9	0.1	2.5	0.4	25.9
Compensation rate:
Increase	10.3	—	0.4	0.1	10.8
Decrease	(9.7)	—	(0.4)	(0.1)	(10.2)

Through its defined benefit plans, the Company is exposed to a number of risks, the most significant being the exposure to asset volatility, to changes in bond yields and to changes in life expectancy. The plan liabilities are calculated using a discount rate set with reference to corporate bond yields, if plan assets underperform against this yield, this will create a deficit. A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings. The plans’ obligations are to provide benefits for the duration of the life of its members, therefore, increases in life expectancy will result in an increase in the plans’ liabilities.

Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Expected employer contributions in funded plans	$26.9	$—	$26.9
Expected benefits paid in unfunded plans	3.0	0.7	3.7
EMPLOYEE COMPENSATION
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2024	2023
Salaries and other short-term employee benefits	$1,682.7	$1,564.5
Share-based payments expense, net of equity swap (Note 24)	40.1	32.9
Post-employment benefits – defined benefit plans (Note 20)	34.6	38.5
Post-employment benefits – defined contribution plans	38.5	25.4
Termination benefits	28.5	2.7
Total employee compensation	$1,824.4	$1,664.0
During the year ended March 31, 2024, $48.5 million (2023 – $51.6 million) of total employee compensation have been recorded in net income from discontinued operations.